Redeemable Noncontrolling Interest (Tables)	6 Months Ended
Jun. 26, 2021
Noncontrolling Interest [Abstract]
Summary of the Ownership and Economic Interest in FTW LLC
The following table summarizes the ownership and economic interest in FTW LLC:

	December 26, 2020		June 26, 2021
(in millions except percentages)	Units Outstanding	Ownership %	Units Outstanding	Ownership %
Number of LLC Units held by McAfee Corp.	161.3	37.2%	166.0	38.0%
Number of LLC Units and vested MIUs held by RNCI	272.5	62.8%	271.3	62.0%

Total LLC Units and vested MIUs outstanding	433.8	100.0%	437.3	100.0%